Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2019
Property and equipment, net
Schedule of property and equipment, net

	As of December 31,
	2019	2018
	(in thousands)
Medical equipment	$737	$737
Office furniture and equipment	55	55
Computer software and electronic equipment	88	78
Leasehold improvements	198	196
	1,078	1,066
Less - Accumulated depreciation	907	872
Net book value	$171	$194